Loans and Allowance for Credit Losses, Loans by FICO Score, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total consumer PCI loans (carrying value)	$ 23,320		$ 26,727
Loans	862,551	[1],[2]	822,286	[1],[2]	798,351	769,631	757,267
Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total consumer PCI loans (carrying value)	21,813		24,223					40,093
Loans	447,725		445,196		438,537	424,922	436,961
Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total consumer PCI loans (carrying value)	21,712		24,100
Loans	265,386		258,507		249,912	229,408	231,113
Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total consumer PCI loans (carrying value)	101		123
Loans	59,717		65,950		75,503	86,041	96,205
Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total consumer PCI loans (carrying value)	0		0
Loans	31,119		26,882		24,651	22,905	22,384
Automobile [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total consumer PCI loans (carrying value)	0		0
Loans	55,740		50,808		45,998	43,508	43,754
Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total consumer PCI loans (carrying value)	0		0
Loans	35,763		43,049		42,473	43,060	43,505
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	27,525		30,935
600-639	20,542		21,391
640-679	35,867		36,064
680-719	54,050		52,686
720-759	67,439		63,912
760-799	120,242		108,984
800 and greater	61,561		53,953
No FICO available	6,564		6,592
FICO not required	5,854		5,007
Government insured/guaranteed loans	26,268		41,449
Loans, excluding Purchased Credit Impaired Loans	425,912		420,973
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	11,166		14,128
600-639	7,866		9,029
640-679	13,894		14,918
680-719	24,412		24,336
720-759	35,490		32,991
760-799	82,123		72,062
800 and greater	39,219		33,310
No FICO available	3,236		2,896
FICO not required	0		0
Government insured/guaranteed loans	26,268		30,737
Loans, excluding Purchased Credit Impaired Loans	243,674		234,407
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	4,001		5,047
600-639	2,794		3,247
640-679	5,324		5,985
680-719	8,970		10,043
720-759	12,171		13,581
760-799	17,897		19,238
800 and greater	7,581		7,707
No FICO available	878		979
FICO not required	0		0
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	59,616		65,827
Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	2,639		2,404
600-639	2,588		2,175
640-679	4,931		4,176
680-719	6,285		5,398
720-759	6,407		5,530
760-799	5,234		4,535
800 and greater	2,758		2,409
No FICO available	277		255
FICO not required	0		0
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	31,119		26,882
Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	8,825		8,400
600-639	6,236		5,925
640-679	9,352		8,827
680-719	9,994		8,992
720-759	7,475		6,546
760-799	7,315		6,313
800 and greater	6,184		5,397
No FICO available	359		408
FICO not required	0		0
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	55,740		50,808
Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	894		956
600-639	1,058		1,015
640-679	2,366		2,158
680-719	4,389		3,917
720-759	5,896		5,264
760-799	7,673		6,836
800 and greater	5,819		5,130
No FICO available	1,814		2,054
FICO not required	5,854		5,007
Government insured/guaranteed loans	0		10,712
Loans, excluding Purchased Credit Impaired Loans	$ 35,763		$ 43,049

[1]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.